--------------------------------------------------------------------------------

NORTH CAROLINA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                   212/830-5200
================================================================================






Dear Shareholder:



We are pleased to present the annual report of North Carolina Daily Municipal Income Fund, Inc. for the year ended August 31, 2000.


The Fund had net assets of $247,851,833 and 2,765 active shareholders as of August 31, 2000.


We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff





Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
AUGUST 31, 2000
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----      ------     ------- --------
Tax Exempt Investments (8.74%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,425,000   Charlotte, NC COPS (b)
              (Fiscal Year 2000 Equipment Acquisition Project)                  03/01/01      4.11%   $ 1,430,593
  1,540,000   Durham & Wake Counties, NC Special Airport District (b)           04/01/01      4.33      1,551,205
  1,400,000   Guilford County, NC GO Bond (b)                                   02/01/01      4.06      1,410,717
  3,400,000   Mecklenburg County, NC Public Improvement - Series B              02/01/01      3.89      3,413,746      Aaa     AAA
  2,650,000   New Hanover, NC GO Bonds Public Improvement (b)                   11/01/00      3.85      2,655,788
  2,000,000   North Carolina State Public School Bond                           04/01/01      3.98      2,004,120      Aaa     AAA
  8,160,000   Wake County, NC GO Refunding Bond                                 03/01/01      3.88      8,181,864      Aaa     AAA
  1,000,000   Wake County, NC GO Refunding Bond                                 02/01/01      3.89      1,004,863      Aaa     AAA
-----------                                                                                           -----------
 21,575,000   Total Tax Exempt Investments                                                             21,652,896
-----------                                                                                           -----------
Variable Rate Demand Instruments (c) (79.09%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,400,000   Alamance County, NC Industrial Facilities & PCFA
              LOC PNC Bank, N.A.                                                04/01/15      4.35%   $ 1,400,000     VMIG-1
  3,000,000   Beaufort, NC Industrial Facilities & PCFA RB (b)
              (Texas Gulf Inc.) - Series 1985
              LOC Societe Generale                                              12/01/00      4.30      3,000,000
  3,000,000   Catawba County, NC Industrial Facilities & PCFA (b)
              (Plastic Package Project)
              LOC First Union National Bank                                     02/01/11      4.50      3,000,000
  4,700,000   Chapel Hill School of Medicine (Ambulatory Health Clinic)         07/01/12      4.30      4,700,000              A1+
 11,500,000   Charlotte, NC Airport Refunding Bonds - Series A
              Insured by MBIA Insurance Corp.                                   07/01/17      4.35     11,500,000     VMIG-1    A1
    700,000   Cleveland County, NC Industrial Facilities & PCFA (b)
              (Curtis Wright Flight System)
              LOC Bank of Nova Scotia                                           11/01/23      4.40        700,000
  1,000,000   Columbus County, NC (Conflandey Project) (b)
              LOC Bank Nationale de Paris                                       01/01/15      4.45      1,000,000
  1,400,000   Cumberland County, NC Industrial Facilities (b)
              LOC Branch Bank & Trust                                           03/01/18      4.45      1,400,000
    880,000   Durham County, NC Public Improvement GO Bonds                     05/01/07      4.35        880,000     VMIG-1    A2
  1,900,000   Durham County, NC Public Improvement GO Bonds                     02/01/10      4.30      1,900,000     VMIG-1   A1+
  3,000,000   Gaston County, NC Industrial Facilities RB (Duke Energy)          10/01/12      4.50      3,000,000       P1      A1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----      ------     ------- --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Granville County, NC Industrial Facilities & PCFA (b)
              (Mayville Metal Product Project)
              LOC Toronto-Dominion Bank                                         05/23/20      4.45%   $ 5,000,000
  1,200,000   Greensboro, NC Enterprise System - Series 1995B
              LOC Dexia CLF                                                     06/01/22      4.25      1,200,000   VMIG-1   A1+
  5,415,000   Halifax County, NC Industrial Facilities & PCFA RB
              (Habson Partners Roanoke Valley)
              LOC Credit Suisse First Boston                                    12/01/19      4.40      5,415,000            A1
    600,000   Halifax County, NC Industrial Facilities & PCFA RB
              (Roanoke - Lights Gas & Electricity)
              LOC Credit Suisse First Boston                                    12/01/19      4.35        600,000            A1
  2,145,000   Halifax County, NC Industrial Facilities
              (Roanoke - Lights Gas & Electricity)
              LOC Credit Suisse First Boston                                    06/01/21      4.45      2,145,000            A1+
  2,400,000   Harnett County, NC Industrial Facilities & PCFA IDRB (b)
              (Edwards Brothers Inc. Project)
              LOC Wachovia Bank & Trust Co., N.A.                               01/01/07      4.35      2,400,000
  6,000,000   Herford County, NC Industrial Facilities & PCFA (b)
              (Easco Corporation Project)
              LOC Royal Bank of Canada                                          11/01/13      4.45      6,000,000
    900,000   Johnson County, NC Industrial Facilities & PCFA (b)
              (House Authority Mills Inc. Project)
              LOC ABN AMRO Bank N.V.                                            03/01/11      4.45        900,000
  2,400,000   Johnson County, NC Industrial Facilities & PCFA (b)
              (House Authority Mills Inc. Project)
              LOC Branch Bank & Trust                                           02/01/13      4.45      2,400,000
  3,800,000   Lenoir County, NC Industrial Facilities (b)
              (West Co. of Nebraska Inc.) - Series 1985
              LOC Dresdner Bank, A.G.                                           10/01/05      4.25      3,800,000
  8,395,000   Martin County, NC Industrial Facilities
              (Weyerhaeuser Company Project)                                    06/01/04      4.35      8,395,000            A1
  3,990,000   Mecklenberg County, NC Industrial Facilities & PCFA (b)
              (EDG Comb Metals)
              LOC Wells Fargo Bank, N.A.                                        12/01/09      4.20      3,990,000
  1,500,000   Mecklenburg County, NC Industrial Facilities & PCFA
              (Griffith Micro Science Project)
              LOC ABN AMRO Bank N.V.                                            11/01/07      4.30      1,500,000            A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2000
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----      ------     ------- --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,250,000   Mecklenburg County, NC Industrial Facilities & PCFA (b)
              (Ferguson Supply & Box Manufacturing Project)
              LOC Branch Bank & Trust                                           08/01/10      4.20%   $ 1,250,000
  2,700,000   Mecklenburg County, NC Industrial Facilities & PCFA IDRB (b)
              (Otto Industry)
              LOC Bank of Austria                                               10/01/08      4.40      2,700,000
  1,500,000   Mecklenburg County, NC PCFA IDRB (Virkler Company) (b)
              LOC First Union National Bank                                     12/01/04      4.40      1,500,000
    900,000   Mecklenburg County, NC - Series C (b)
              LOC Union Bank of Switzerland                                     12/01/08      4.45        900,000
  1,000,000   Mecklenburg County, NC - Series C                                 02/01/12      4.30      1,000,000   VMIG-1   A1+
 10,000,000   Mecklenburg, NC COPS
              LOC Bank of America                                               04/01/20      4.25     10,000,000   VMIG-1   A1+
  3,500,000   Mecklenburg County, NC P-Floats-PA 710
              LOC Merrill Lynch, Pierce, Finner & Smith Incorporated            04/01/10      4.33      3,500,000            A1+
  5,000,000   Moore County, NC Industrial Facilities & PCFA RB
              (Perdue Farm Project) - Series 1990
              LOC Rabobank Nederland                                            06/01/10      4.15      5,000,000     P1     A1+
  1,000,000   North Carolina Educational Facilities Finance Agency RB
              (Elton College)
              LOC Bank of America                                               01/01/19      4.30      1,000,000   VMIG-1   A1+
  1,000,000   North Carolina Educational Facilities Finance Agency RB
              (Gardner Webb University)
              LOC First Union National Bank                                     07/01/17      4.25      1,000,000            A1
  1,470,000   North Carolina Educational Facilities Finance Authority (b)
              (Duke University)
              LOC Branch Bank & Trust                                           03/01/12      4.30      1,470,000
  4,700,000   North Carolina Educational Facilities Finance Authority
              (Duke University) - Series 1987A                                  12/01/17      4.15      4,700,000   VMIG-1   A1+
  1,200,000   North Carolina Educational Facilities Finance Authority RB
              (Gardner Webb University)
              LOC First Union National Bank                                     07/01/19      4.25      1,200,000            A1
  2,400,000   North Carolina Educational Facilities Finance Authority RB
              (Bowman Grey School Medical Project)
              LOC Wachovia Bank & Trust Co., N.A.                               09/01/20      4.20      2,400,000   VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                         Maturity                Value              Standard
   Amount                                                                          Date       Yield     (Note 1)    Moody's & Poor's
   ------                                                                          ----       -----      ------     ------- --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   North Carolina Educational Facilities Finance Authority
              (Duke University)-Series 1991B                                     12/01/21     4.15%   $ 3,000,000   VMIG-1   A1+
  9,995,000   North Carolina Housing Facility Authority
              Municipal Trust Receipts - Series CMC4                             01/01/27     4.40      9,995,000   VMIG-1
  1,100,000   North Carolina Medical Care Commission (Angel Medical Center, Inc.)
              LOC First Union National Bank                                      10/01/16     4.25      1,100,000            A1
  3,300,000   North Carolina Medical Care Commission Hospital RB
              (Duke University Hospital)                                         06/01/15     4.15      3,300,000   VMIG-1   A1+
  6,500,000   North Carolina Medical Care Commission Hospital RB
              (Baptist Hospitals Project)
              LOC Wachovia Bank & Trust Co., N.A.                                06/01/30     4.25      6,500,000   VMIG-1   A1+
  5,000,000   North Carolina Medical Care Commission Hospital RB
              (J Authur Dosher Memorial Hospital)
              LOC Branch Bank & Trust                                            05/01/18     4.30      5,000,000            A1
  1,000,000   North Carolina Medical Care Commission Hospital RB
              (Duke University Project) - Series 1985C
              LOC Bank One                                                       06/01/15     4.15      1,000,000   VMIG-1   A1+
  3,000,000   North Carolina Medical Care Commission Hospital RB
              (The Givens Estates Inc. Project)
              LOC First Union National Bank                                      12/01/26     4.35      3,000,000   VMIG-1
  3,000,000   North Carolina Medical Care Commission
              (Moses H. Cone Memorial Hospital)                                  10/01/23     4.25      3,000,000            A1+
  2,500,000   North Carolina Medical Care Commission
              (Lutheran Services for the Aging)
              LOC Branch Bank & Trust                                            03/01/28     4.35      2,500,000            A1
    730,000   North Carolina Medical Care Commission HRB
              (Methodist Home Project)
              LOC Branch Bank & Trust                                            03/01/18     4.50        730,000            A1
  3,800,000   North Carolina Medical Care Commission Health Care Facilities RB (b)
              (Pungo District Hospital)
              LOC Centura Bank & Norwest Bank                                    12/01/18     4.30      3,800,000
 11,600,000   North Carolina Medical Care Commission Health System RB
              (Updates Catholic Health Project)
              Insured by AMBAC Indemnity Corp.                                   11/15/28     4.25     11,600,000   VMIG-1   A1+
  6,700,000   North Carolina Medical Care Commission HRB
              (Park Ridge Hospital Project)
              LOC Suntrust Bank                                                  08/15/18     4.25      6,700,000            A1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2000
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----      ------     ------- --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,500,000  North Carolina Medical Care Commission Hospital RB
              (Duke University Project) - Series A                              06/01/23      4.15%   $  1,500,000  VMIG-1    A1+
   1,000,000  North Carolina Medical Care Commission Hospital RB
              (Pooled Equipment Financing Program)
              Insured by MBIA Insurance Corp.                                   12/01/25      4.20       1,000,000  VMIG-1    A1+
   8,000,000  North Carolina Medical Care Commission Retirement
              Community RB - Series B
              LOC LaSalle National Bank                                         11/15/09      4.30       8,000,000            A1+
     400,000  Randolph County, NC Industrial Facilities & PCFA (b)
              LOC Bank One                                                      09/01/05      4.45         400,000
   1,000,000  Sampson County, NC Industrial Facilities & PCFA IDRB (b)
              (DuBose Strapping)
              LOC First Union National Bank                                     07/01/07      4.50       1,000,000
   6,525,000  Warren County, NC Industrial Facilities & PCFA IDRB (b)
              (Glen Raven Mills Project)
              LOC Wachovia Bank & Trust Co., N.A.                               05/01/08      4.35       6,525,000
   2,030,000  Winston-Salem, NC COPS - Series 1988                              07/01/09      4.35       2,030,000  VMIG-1    A1+
     500,000  Winston-Salem, NC GO Bond                                         06/01/07      4.25         500,000  VMIG-1    A1+
------------                                                                                          ------------
 196,025,000  Total Variable Rate Demand Instruments                                                   196,025,000
------------                                                                                          ------------
Put Bonds (d) (5.52%)
------------------------------------------------------------------------------------------------------------------------------------
$    650,000  North Carolina Industrial Facilities & PCFA
              (Jasper Textiles Inc. Project)
              LOC Branch Bank & Trust                                           12/01/00      4.25%   $    650,000             A
     500,000  North Carolina Industrial Facilities & PCFA
              (Greer Labs Inc. Project)
              LOC First Union National Bank                                     12/01/00      4.12         500,000            A1+
   3,900,000  North Carolina Industrial Facilities & PCFA (GVK America Inc.) (b)
              LOC Citibank                                                      09/01/00      5.00       3,900,000
   1,000,000  North Carolina State GO                                           06/01/01      5.00       1,005,097   Aaa      AAA
   2,500,000  Puerto Rico Industrial Medical & Environmental PCFA RB
              (Reynolds Metals Corporation)
              LOC ABN AMRO Bank N.V.                                            09/01/00      3.50       2,500,000  VMIG-1    A1+
   5,125,000  Puerto Rico Industrial Medical & Environmental PCFA RB
              (Abbot Laboratories Project)                                      03/01/01      4.00       5,125,000   Aa1      AAA
------------                                                                                          ------------
  13,675,000  Total Put Bonds                                                                           13,680,097
------------                                                                                          ------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield     (Note 1)    Moody's & Poor's
   ------                                                                         ----        -----      ------     ------- --------
Tax Exempt Commercial Paper (5.87%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,500,000  Puerto Rico Government Development Bank                           11/08/00      3.95%   $  1,500,000           A1+
  11,000,000  Puerto Rico Government Development Bank                           11/09/00      3.80      11,000,000           A1+
   2,050,000  Winston-Salem, NC (Summit Square Garden) - Series 1989
              Guaranteed by FHA/VA Private Mortgages                            10/10/00      4.15       2,050,000           A1+
------------                                                                                          ------------
  14,550,000  Total Tax Exempt Commercial Paper                                                         14,550,000
------------                                                                                          ------------
              Total Investments (99.22%) (Cost $245,907,993+)                                         $245,907,993
              Cash and Other Assets, Net of Liabilities (0.78%)                                          1,943,840
                                                                                                      ------------
              Net Assets (100.00%)                                                                    $247,851,833
                                                                                                      ------------
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 225,591,352 Shares Outstanding (Note 3)                                 $       1.00
                                                                                                      ============
              Evergreen Shares,22,261,611 Shares Outstanding (Note 3)                                 $       1.00
                                                                                                      ============

              +    Aggregate cost for federal income tax purpose is identical.


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.

KEY:
     COPS      =  Certificate of Participations                   LOC       =   Letter of Credit
     GO        =  General Obligation                              PCFA      =   Pollution Control Finance Authority
     HRB       =  Hospital Revenue Bond                           RB        =   Revenue Bond
     IDRB      =  Industrial Development Revenue Bond


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2000
================================================================================




INVESTMENT INCOME
Income:
   Interest....................................................................$      10,141,090
                                                                               -----------------
Expenses: (Note 2)
   Investment management fee...................................................        1,044,455
   Shareholder servicing fee (Class A).........................................          593,406
   Shareholder servicing fee (Evergreen Shares)................................           59,378
   Administration fee..........................................................          548,339
   Custodian expenses..........................................................           44,153
   Shareholder servicing and related shareholder expenses+.....................          150,646
   Legal, compliance and filing fees...........................................           40,377
   Audit and accounting........................................................           57,543
   Directors' fees.............................................................            6,103
   Other.......................................................................           14,511
                                                                               -----------------
      Total expenses...........................................................        2,558,911
      Less: Fees waived (Note 2)...............................................(         208,891)
      Less: Expenses paid indirectly (Note 2)..................................(              25)
                                                                               -----------------
      Net expenses.............................................................        2,349,995
                                                                               -----------------
Net investment income..........................................................        7,791,095

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments........................................              -0-
                                                                               -----------------
Increase in net assets from operations.........................................$       7,791,095
                                                                               =================

+ Includes class specific transfer agency expenses of $118,672 and $11,875 for Class A shares and Evergreen shares, respectively.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2000 AND 1999
================================================================================





                                                                                 2000                    1999
                                                                           --------------          ---------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net investment income............................................        $    7,791,095          $     5,974,908
  Net realized gain (loss) on investments..........................                    -0-                     173
                                                                           --------------          ---------------
Increase in net assets from operations.............................             7,791,095                5,975,081

Dividends to shareholders from net investment income:

  Class A..........................................................        (    7,083,896)*        (     5,903,885)*

  Evergreen shares.................................................        (      707,199)*        (        71,023)*
Capital share transactions (Note 3):
  Class A..........................................................        (    3,676,818)         (     1,405,711)
  Evergreen shares.................................................        (       57,248)              22,318,859
                                                                            -------------           --------------
   Total increase (decrease).......................................        (    3,734,066)              20,913,321

Net assets:
  Beginning of year................................................           251,585,899              230,672,578
                                                                           --------------          ---------------
  End of year......................................................        $  247,851,833          $   251,585,899
                                                                           ==============          ===============

* Designated as exempt-interest dividends for federal income tax purposes.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

  NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
  NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

North Carolina Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Evergreen shares. The Class A and Evergreen shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. In all other respects, all share classes represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced December 12, 1994. The Evergreen shares commenced on July 9, 1999 The Fun's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A and Evergreen shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to the Class A and Evergreen shares,. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During  the  year  ended  August  31,  2000,  the  Manager   voluntarily  waived
administration fees of $208,891.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $130,599 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent to the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $25.

3. Capital Stock.

At August 31, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $247,852,963. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                          Year                             Year
Class A                                                   Ended                            Ended
-------                                              August 31, 2000                  August 31, 1999
                                                     ---------------                  ---------------
Sold.............................................       646,519,476                       702,669,413
Issued on reinvestment of dividends..............         3,436,505                         2,951,637
Redeemed.........................................  (    653,632,799)                 (    707,026,761)
                                                    ---------------                   ---------------
Net increase (decrease)..........................  (      3,676,818)                 (      1,405,711)
                                                    ===============                   ===============

                                                          Year                         July 9, 1999
Evergreen shares                                         Ended                 (Commencement of Offering) to
----------------                                     August 31, 2000                  August 31, 1999
                                                     ---------------                  ---------------
Sold.............................................        48,922,993                        26,976,076
Issued on reinvestment of dividends..............           707,090                            81,622
Redeemed.........................................  (     49,687,331)                 (      4,738,839)
                                                    ---------------                   ---------------
Net increase (decrease)..........................  (         57,248)                       22,318,859
                                                    ===============                   ===============


There were no Class B shares transactions since August 31, 1995 and no shares were outstanding as of August 31, 2000.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
4. Sales of Securities.

Accumulated undistributed realized losses at August 31, 2000 amounted to $1,130. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire August 31, 2001.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of North Carolina and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 64% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

6. Financial Highlights.

                                                                       Year Ended August 31,
Class A                                            ------------------------------------------------------------
-------                                              2000         1999         1998         1997         1996
                                                   --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income.......................        0.030        0.024        0.028        0.028        0.029
Less distributions:
  Dividends from net investment
    income....................................     (  0.030)    (  0.024)    (  0.028)    (  0.028)    (  0.029)
                                                    -------      -------      -------      -------      -------
Net asset value, end of year..................     $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ========     ========     ========     ========     ========
Total Return..................................        3.02%        2.38%        2.82%        2.82%        2.87%
Ratios/Supplemental Data
Net assets, end of year (000).................     $ 225,591    $ 229,267    $ 230,673    $ 197,353    $ 172,385
Ratios to average net assets:
  Expenses (Net of fees waived)...............        0.90%        0.89%        0.85%        0.80%        0.80%
  Net investment income.......................        2.98%        2.34%        2.77%        2.78%        2.82%
  Management, shareholder servicing
   and administration fees waived ............        0.04%        0.10%        0.13%        0.18%        0.20%




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights. (Continued)

                                                            Year                    July 9, 1999
Evergreen Shares                                            Ended           (Commencement of Offering) to
----------------                                       August 31, 2000             August 31, 1999
                                                       ---------------             ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........           $  1.00                     $  1.00
                                                          --------                    --------
Income from investment operations:
   Net investment income.......................              0.030                       0.003
Less distributions:
   Dividends from net investment income........           (  0.030)                   (  0.003)
                                                          --------                    --------
Net asset value, end of period.................           $  1.00                       $ 1.00
                                                          ========                    ========
Total Return...................................              3.02%                       0.33%*
Ratios/Supplemental Data
Net assets, end of period (000)................           $ 22,262                    $  22,319
Ratios to average net assets:
   Expenses (Net of fees waived)...............              0.90%                       0.89%+
   Net investment income.......................              2.98%                       2.34%+
   Management, shareholder servicing and
     administration fees waived ...............              0.04%                       0.10%+


*    Not Annualized
+    Annualized













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================


To the Board of Directors and Shareholders of North Carolina Daily Municipal Income Fund, Inc.


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of North Carolina Daily Municipal Income Fund, Inc. (the "Fund") at August 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above. The financial highlights for each of the three years in the period ended August 31, 1998 were audited by other independent accountants whose report dated September 25, 1998 expressed an unqualified opinion on those financial statements.







  PricewaterhouseCoopers LLP
  New York, New York
  September 29, 2000







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


NORTH CAROLINA
DAILY
MUNICIPAL
INCOME
FUND, INC.






                         Annual Report
                        August 31, 2000





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------
This report is  submitted  for the general  information
of the  shareholders  of the Fund. It is not authorized
for  distribution to prospective  investors in the Fund
unless   preceded  or   accompanied   by  an  effective
prospectus,  which includes  information  regarding the
Fund's  objectives  and  policies,  experience  of  its
management,   marketability   of   shares,   and  other
information.
--------------------------------------------------------


North Carolina Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent & Dividend
  Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







NC7/00A

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